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PRINCETON PREMIUM FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Principal Amount ($)				Yield Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 86.5%
	U.S. TREASURY BILLS — 86.5%
23,000,000	United States Treasury Bill(a)			3.7814	01/06/26	$22,991,183
20,000,000	United States Treasury Bill(a)			3.7753	01/13/26	19,978,588
23,000,000	United States Treasury Bill(a)			3.7980	01/20/26	22,959,355
23,000,000	United States Treasury Bill(a)			3.7617	01/27/26	22,943,629
26,000,000	United States Treasury Bill(a)			3.7392	02/03/26	25,918,864
19,000,000	United States Treasury Bill(a)			3.7029	02/10/26	18,927,279
19,000,000	United States Treasury Bill(a)			3.7105	02/24/26	18,901,258
15,000,000	United States Treasury Bill(a)			3.7183	03/03/26	14,911,519
19,000,000	United States Treasury Bill(a)			3.7241	03/10/26	18,877,217
24,000,000	United States Treasury Bill(a)			3.7356	03/17/26	23,828,246
21,000,000	United States Treasury Bill(a)			3.5794	03/24/26	20,834,601
20,000,000	United States Treasury Bill(a)			3.6470	03/31/26	19,828,583
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $250,847,166)					250,900,322

Shares						Fair Value
	SHORT-TERM INVESTMENT — 5.0%
	MONEY MARKET FUND – 5.0%
14,548,743	Dreyfus Government Cash Management, Institutional Class, 3.70% (Cost $14,548,743)(b) (f)					14,548,743

Contracts(c)
	INDEX OPTIONS PURCHASED - 0.0% (d)	Broker	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS PURCHASED - 0.0%(d)
1,525	S&P 500 Index	FCS	01/02/2026	$6,240	$1,043,938,750	$15,250
2,583	S&P 500 Index	FCS	01/02/2026	$6,260	1,768,192,650	18,081
	TOTAL PUT OPTIONS PURCHASED (Cost - $224,516)					33,331

	TOTAL INDEX OPTIONS PURCHASED (Cost - $224,516)					33,331

	TOTAL INVESTMENTS – 91.5% (Cost $265,620,425)					$265,482,396
	PUT OPTIONS WRITTEN - (0.0)% (e) (Proceeds received - $299,946)					(41,080)
	OTHER ASSETS IN EXCESS OF LIABILITIES – 8.5%					24,486,041
	NET ASSETS - 100.0%					$289,927,357

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PRINCETON PREMIUM FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Contracts(c)
	WRITTEN INDEX OPTIONS – (0.0)% (e)	Broker	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS WRITTEN – (0.0)%(e)
1,525	S&P 500 Index	FCS	01/02/2026	$6,340	$1,043,938,750	$15,250
2,583	S&P 500 Index	FCS	01/02/2026	6,360	1,768,192,650	25,830
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $299,946)					41,080

	TOTAL INDEX OPTIONS WRITTEN (Proceeds - $299,946)					$41,080

FCS	- StoneX Group, Inc.
(a)	Zero coupon bond.
(b)	Rate disclosed is the seven day effective yield as of December 31, 2025.
(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(d)	Percentage rounds to less than 0.1%.
(e)	Percentage rounds to greater than (0.1)%.
(f)	All or a portion of these investments are segregated as collateral for option contracts. The amount of pledged securities collateral amounted to $14,548,743.

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